Income Taxes Operating Loss Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
U.K.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 438	$ 541
Interest carryforwards	411	400
Interest carryforwards	203	53
U.S. Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1	2
Interest carryforwards	112	367
Interest carryforwards	355	424
U.S. State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	376	315
Interest carryforwards	123	221
Interest carryforwards	172	227
Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	308	369
Interest carryforwards	29	30
Interest carryforwards	$ 159	$ 186